Retirement Plans (Details 13) (Other postretirement benefit plan cost [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other postretirement benefit plan cost [Member]
Net actuarial loss:
Reclassified to earnings from equity	$ (3)
Gains in current year	(5)
Curtailment gain	(5)
Early Retiree Reinsurance Program Subsidy	(2)
Net actuarial loss, pretax	$ (15)